Ordinary shares - Voting rights and privileges (Details)		12 Months Ended		252 Months Ended
	May 26, 2015 € / shares shares	Dec. 31, 2016 item $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2016 $ / shares shares	May 26, 2015 $ / shares
Voting rights and privileges
Ordinary shares, shares authorized | shares		600,000,000	600,000,000	600,000,000
Ordinary shares, shares outstanding | shares		35,335,026	21,205,382	35,335,026
Number of votes per ordinary share | item		1
Dividends declared (in dollars per share) | $ / shares				$ 0
Dividends paid (in dollars per share) | $ / shares				0
Deferred shares, par value (in dollars/euro per share) | $ / shares		$ 1.098	$ 1.098	$ 1.098
Deferred Shares
Voting rights and privileges
Beneficial shares issued (in shares) | shares	40,000		40,000
Deferred shares, par value (in dollars/euro per share) | (per share)	€ 1.00				$ 1.098
Number of votes per deferred share | item		0